Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 160	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Bureau of Ocean Energy Management	US Gulf of America Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 2
	215	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Bureau of Safety and Environmental Enforcement	US Gulf of America Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 3
	343,744	Royalties	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of America Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 4
	6,911	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of America Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 5
	2,936	Bonuses	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of America Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 6
	$ 2,147	Taxes	United States of America (US)	snj:US-LA	U.S. Department of the Treasury Internal Revenue Service	US Gulf of America Project	Oil and Natural Gas [Member]	Corporate [Member]	Well